BUSINESS COMBINATION (Details) - USD ($) $ in Thousands	Aug. 08, 2023	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Cash		$ 478	$ 478
Alterg Inc [Member]
Business Acquisition [Line Items]
Cash	$ 18,493
Earnout payments	3,607
Total consideration	$ 22,100